UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21102
The Hyperion Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2006
Date of reporting period: August 31, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.3%
U.S. Government Agency Pass-Through Certificates - 54.3%
Federal Home Loan Mortgage Corporation
Pool A14559	6.50%		09/01/33	$1,803		$1,835,905
Pool C68878	7.00		06/01/32	424		436,521
Pool C69047	7.00		06/01/32	989		1,017,670
Pool G01466	9.50		12/01/22	1,110		1,205,094
Pool 555559	10.00		03/01/21	1,187		1,314,770

						5,809,960

Federal National Mortgage Association
TBA	5.50		07/01/33	5,000		4,903,125
TBA	6.00		07/01/26	5,000		5,000,000
Pool 694391	5.50		03/01/33	3,348		3,296,012
Pool 753914	5.50		12/01/33	7,667	@	7,548,927
Pool 754355	6.00		12/01/33	3,731		3,743,912
Pool 761836	6.00		06/01/33	3,015		3,027,295
Pool 763643	6.00		01/01/34	6,727	@	6,745,098
Pool 255413	6.50		10/01/34	7,439	@	7,558,967
Pool 323982	6.50		10/01/06	35		34,973
Pool 795367	6.50		09/01/34	3,175		3,226,102
Pool 809989	6.50		03/01/35	3,335		3,386,234
Pool 626299	7.00		06/01/32	357		366,904
Pool 635095	7.00		06/01/32	767		789,105
Pool 641575	7.00		04/01/32	231		237,760
Pool 645399	7.00		05/01/32	2,164		2,225,596
Pool 645466	7.00		05/01/32	2,376		2,444,045
Pool 650131	7.00		07/01/32	1,370		1,409,684
Pool 819251	7.50		05/01/35	3,194		3,299,528
Pool 887431	7.50		08/01/36	2,080	@	2,143,996
Pool 398800	8.00		06/01/12	556		575,445
Pool 827854	8.00		10/01/29	2,211		2,346,270
Pool 636449	8.50		04/01/32	1,875		2,017,989
Pool 823757	8.50		10/01/29	3,121		3,357,794
Pool 458132	9.45		03/15/31	1,527		1,673,477

						71,358,238

Total U.S. Government Agency Pass-Through Certificates (Cost — $78,702,770)						77,168,198

U.S. Treasury Obligations - 18.0%
United States Treasury Notes (Cost — $25,706,749)	4.50		02/15/16	26,100	@	25,613,679

Total U.S. Government & Agency Obligations (Cost — $104,409,519)						102,781,877

ASSET-BACKED SECURITIES - 14.8%
Housing Related Asset-Backed Securities - 13.2%
Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b)	5.75		06/25/35	993		846,841
Series 2005-AQ1, Class B2* (b)	5.75		06/25/35	1,050		882,817

						1,729,658

First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, Class B4* (a)	8.82	†	10/25/34	1,250		1,204,819
Series 2004-FFH2C, Class B1* (a)	8.82	†	06/25/34	1,250		1,218,037

						2,422,856

Green Tree Financial Corp.
Series 1997-3, Class M1	7.53		03/15/28	2,000		1,440,000
Series 1995-6, Class M1	8.10		09/15/26	4,325		4,521,268

						5,961,268

1

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2004-1, Class M2	8.11%		08/15/37	$1,404	$1,471,991
Option One Mortgage Loan Trust
Series 2006-1, Class M7	6.47	†	01/25/36	3,000	3,014,199
Structured Asset Investment Loan Trust
Series 2004-11, Class M9(b)	5.00		01/25/35	1,900	1,799,621
Series 2004-4, Class B* (b)	5.00		04/25/34	1,500	1,368,150
Series 2004-8, Class B1(a)	7.82	†	09/25/34	1,000	965,260

					4,133,031

Total Housing Related Asset-Backed Securities (Cost — $18,744,306)					18,733,003

Non-Housing Related Asset-Backed Securities - 1.6%
Airplanes Pass Through Trust
Series 1R, Class A8
(Cost — $1,991,944)	5.71	†	03/15/19	2,404	2,307,907

Total ASSET-BACKED SECURITIES (Cost — $20,736,250)					21,040,910

COMMERCIAL MORTGAGE BACKED SECURITIES - 23.1%
Banc America Comercial Mortgage, Inc.
Series 2006-1, Class J*	5.78		09/10/45	1,000	957,610
Bear Stearns Commercial Mortgage Securities
Series 2006-PWR11, Class H*	5.63		03/11/39	1,100	1,040,336
Series 1999-C1, Class D	6.53		02/14/31	2,500	2,647,125
Series 2000-WF1, Class E	8.14	†	02/15/32	2,000	2,159,080

					5,846,541

CD 2006 CD2
Series 2006-CD2, Class J*	5.47		01/11/46	1,000	942,847
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class K*	5.74	†	02/15/39	2,358	2,236,995
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*	6.04		08/11/36	3,000	3,085,410
Series 2000-1, Class G*	6.13		01/15/33	1,000	587,100
Series 2002-2A, Class H*	6.31		08/11/36	2,000	2,081,618

					5,754,128

GMAC Comericial Mortgage Securities, Inc.
Series 2006-C1, Class G*	5.61		01/24/45	2,500	2,426,717
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*	5.61	†	10/15/37	1,600	1,568,125
Series 2006-CIBC14, Class H*	5.72	†	12/12/44	1,211	1,150,171

					2,718,296

Morgan Stanley Capital I
Series 2004-HQ4, Class G*	5.53		04/14/40	1,000	970,276
Series 1999-FNV1, Class E	7.69	†	03/15/31	2,000	2,100,632

					3,070,908

Nationslink Funding Corp.
Series 1998-2, Class E	7.11		08/20/30	4,000	4,172,284
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,097,800
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H*	5.48	†	10/15/41	2,000	1,904,118
Series 2004-WL4A, Class H*	6.18	†	10/15/15	700	700,005

					2,604,123

Total Commercial Mortgage Backed Securities (Cost — $32,741,120)					32,828,249

2

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 28.8%
Subordinated Collateralized Mortgage Obligations - 28.8%
Banc of America Funding Corp.
Series 2005-2, Class B4	5.66	%†	04/25/35	$865	$711,671
Series 2005-2, Class B5	5.66	†	04/25/35	693	438,529
Series 2005-2, Class B6	5.66	†	04/25/35	520	170,441

					1,320,641

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4*	5.50		04/25/34	986	801,576
Series 2004-3, Class 30B5	5.50		04/25/34	690	431,183

					1,232,759

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	3.91	†	02/25/34	2,013	1,902,909
Series 2003-10, Class 1B4	5.50		01/25/34	552	491,238
Series 2002-10, Class 1B3	6.00		11/25/32	1,425	1,419,403

					3,813,550

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,554	2,542,580
Series 2002-4, Class B2	6.50		07/25/32	1,022	1,017,032
Series 2002-4, Class B3	6.50		07/25/32	596	602,764
Series 2002-4, Class B4	6.50		07/25/32	341	340,472
Series 2002-4, Class B5	6.50		07/25/32	255	235,854
Series 2002-4, Class B6*	6.50		07/25/32	341	272,425

					5,011,127

First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.46	†	08/25/35	848	706,474
Series 2005-AA6, Class B5	5.46	†	08/25/35	798	538,969
Series 2005-AA6, Class B6	5.46	†	08/25/35	499	124,728

					1,370,171

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4*	5.45	†	07/25/35	421	350,238
Series 2005-5, Class B4*	5.46	†	10/25/35	720	597,261
Series 2005-5, Class B5*	5.46	†	10/25/35	540	345,428
Series 2005-5, Class B6*	5.46	†	10/25/35	541	159,705
Series 2005-3, Class B4	5.50		06/25/35	452	376,197

					1,828,829

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	25.39	†	05/25/08	4,134	4,443,074
Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.55	†	12/19/35	394	333,536
Series 2005-2, Class B4* (a)	6.11	†	05/19/35	1,488	1,345,261
Series 2005-1, Class B4* (a)	7.08	†	03/19/35	629	568,153
Series 2005-1, Class B5* (a)	7.08	†	03/19/35	914	722,021
Series 2005-1, Class B6* (a)	7.08	†	03/19/35	1,144	285,922

					3,254,893

JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.48	†	10/25/33	534	472,955
Residential Finance Limited Partnership
Series 2002-A, Class B7	11.07	†	10/10/34	1,888	1,897,862
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25		02/25/34	446	298,320
Series 2003-S7, Class B2	5.50		05/25/33	520	208,181
Series 2003-S7, Class B3	5.50		05/25/33	316	213,762
Series 2006-SA1, Class B2*	5.67		02/25/36	824	627,601
Series 2006-SA1, Class B3*	5.67		02/25/36	687	250,630

					1,598,494

3

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
August 31, 2006

				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7*	8.47	%†	09/10/37	$1,975		$1,967,648
Series 2004-C, Class B7*	8.87	†	09/10/36	973		981,184
Series 2004-B, Class B8*	10.12	†	02/10/36	788		798,305
Series 2003-CB1, Class B8*	12.12	†	06/10/35	947		964,999
Series 2004-B, Class B9*	13.62	†	02/10/36	1,207		1,240,696
Series 2004-A, Class B10*	16.87	†	02/10/36	482		494,504

						6,447,336

Structured Asset Mortgage Investments, Inc.
Series 2002-AR1, Class B4	6.45	†	03/25/32	391		385,646
Structured Asset Securities Corporation
Series 2005-6, Class B6	5.34	†	05/25/35	492		308,341
Series 2005-6, Class B5	5.34	†	05/25/35	492		391,880
Series 2005-6, Class B7	5.34	†	05/25/35	344		103,223

						803,444

Washington Mutual Mortgage Securities Corp.
Series 2002-AR12, Class B4	4.66	†	10/25/32	781		768,982
Series 2002-AR12, Class B5	4.66	†	10/25/32	586		578,337
Series 2002-AR12, Class B6	4.66	†	10/25/32	977		762,417
Series 2002-AR10, Class B4*	4.94	†	10/25/32	750		734,797
Series 2002-AR10, Class B5*	4.94	†	10/25/32	562		540,405
Series 2002-AR10, Class B6*	4.94	†	10/25/32	938		797,229
Series 2002-AR11, Class B5	5.11	†	10/25/32	464		455,616
Series 2002-AR11, Class B6	5.11	†	10/25/32	623		532,765
Series 2005-AR2, Class B10(a)	6.31	†	01/25/45	1,789		1,587,349

						6,757,897

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5	6.00		06/25/32	355		348,586

Total Subordinated Collateralized Mortgage Obligations (Cost — $40,105,458)						40,987,264

Total Non-Agency Residential Mortgage Backed Securities (Cost — $40,105,458)						40,987,264

SHORT TERM INVESTMENTS - 0.7%
Federal Farm Credit Discount Note	0.00		09/05/06	1,000		999,434
United States Treasury Bill	0.00		09/14/06	50	#	49,911

Total Short Term Investments (Cost — $1,049,349)						1,049,345

Total Investments - 139.7% (Cost — $199,041,696)						198,687,645
Liabilities in Excess of Other Assets — (39.7)%						(56,513,968)

NET ASSETS - 100.0%						$142,173,677

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
†	—	Variable Rate Security: Interest rate is in effect as of August 31, 2006.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
#	—	Portion or entire principal amount is held as collateral for open futures contracts.
TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.

/\	—	At August 31, 2006, the aggregate cost of investments for income tax purposes was $199,041,696. Net unrealized depreciation aggregated $354,051 of which $2,841,613 related to appreciated investment securities and $3,195,664 related to depreciated investment securities.

4

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
August 31, 2006
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 24% of the investments in securities held by the Fund at August 31, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At August 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$ 2,031,000	CS First Boston 5.30%, dated 08/29/06, maturity date 09/19/06	$2,037,279
7,333,000	Goldman Sachs 5.30%, dated 08/22/06, maturity date 09/18/06	7,362,149
25,219,125	Lehman Brothers 5.10%, dated 08/24/06, maturity date 09/07/06	25,269,143
7,291,000	Lehman Brothers 5.30%, dated 08/28/06, maturity date 09/13/06	7,308,174
6,500,000	Morgan Stanley 5.31%, dated 08/14/06, maturity date 09/21/06	6,536,433

$48,374,125

	Maturity Amount, Including Interest Payable	$48,513,178

	Market Value of Assets Sold Under Agreements	$50,096,987

	Weighted Average Interest Rate	5.20%

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
August 31, 2006
The average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2006, was approximately $50,879,993 at a weighted average interest rate of 5.63%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $51,092,129 as of June 12, 2006, which was 29.86% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of August 31, 2006, the following swap agreements were outstanding:

			Net
			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$20,000,000	10/11/10	Agreement with Morgan Stanley Capital Services, Inc., dated 10/07/05 to pay semi-annually the notional amount multiplied by 4.716% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$117,724
11,000,000	12/15/14	Agreement with Morgan Stanley Capital Services, Inc., dated 12/13/04 to pay semi-annually the notional amount multiplied by 4.555% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	524,982

			$642,706

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
August 31, 2006
As of August 31, 2006, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	August 31, 2006	Appreciation
$8,200,000	5 Yr. U.S. Treasury Note	December 2006	$8,591,396	$8,618,969	$27,573

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date: October 18, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date: October 18, 2006

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: October 18, 2006